united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Brian Curley

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2720

Date of fiscal year end: 6/30

Date of reporting period: 12/31/16

Item 1. Reports to Stockholders.

Cozad Small Cap Value Fund

Class A: COZAX
Class I: COZIX
Class N: COZNX

Semi-Annual Report
December 31, 2016

1-855-528-0707
www.cozadfunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

Cozad Small Cap Value Fund	2501 Galen Drive ● P.O. Box 3669 Champaign, Illinois 61826 (217) 356-8363 ● (800) 437-1686 FAX (217) 355-1359

Dear Shareholders:

It was a remarkable close to 2016 for Cozad Small Cap Value Fund shareholders. Regular readers of our commentary will not be surprised to learn that Value investing, as measured by the Russell indexes, delivered a greater than 20% return over Growth this year. What is more likely to come as a surprise is that Cozad Small Cap Value returned 26.82% in a year where the most widely followed indexes like the S&P 500 and the Dow Jones Industrial returned 10-15%. What 2016 should stress for investors is the important role played by valuation levels and historical averages and how, behaviorally, that simple set of information is consistently and repeatedly overlooked in the market.

In fact, the year itself underscored these concepts of emotion and behavior leading the market in an almost quarterly, theme-like manner. 2016 started with what can only be described as a market-wide panic predicated largely on the ever-collapsing price of oil. This served shareholders well due to our management team’s focus on behavioral underreaction to public information, e.g. insider buying in a downturn, and our ability to identify high-quality companies.

Russell 2000 Value Index®	32.2%	2016 Asset
Russell 2000 Growth Index®	11.8%	Class, Index
S&P 500 Index®	10.0%	Returns
Citi Investment-Grade Bond Index®	2.5%

Reversion to the Mean: the index returns above demonstrate not only the return of both an out-of-favor asset class and the Value investment style but also the value of a well-diversified investment portfolio.

The Fed singlehandedly shifted investor sentiment with their stated intent to hold off on rate increases, a move our team said would be enduring until after the Presidential election. This served to reignite risk-seeking behavior in the market and, while such behavior does not favor a quality focused strategy, Value continued to increase its positive return over Growth. The nascent stabilization in commodity prices subsequently lit a fire within the microcap space which continued to push the entire small-cap value asset class to increasingly positive returns. Our recent white paper, Rational Behavior & Sustainable Returns, provides a detailed look at these theme-like returns and is available via cozadfunds.com or upon request.

Source: cozadfunds.com Assumes reinvestment of all dividends and distributions. Performance is for illustrative purposes only.

Past performance is not a guarantee of future results.

Finally, the 4th quarter ushered in a widely unexpected election result and an additional, sharp and positive return surprise as investors again reacted behaviorally to campaign promises which have yet to become reality and actually flow through corporate financials. As we noted last year, “Value is poised for the reversal”. 2016 significantly underscored that statement, and we believe that the demand for value-oriented, high-quality, and behaviorally undervalued companies will continue.

We extend our deepest thanks for your continued support, trust and confidence.

Sincerely,

Gregory D. Cozad President & CEO	David P. Wetherell Lead Portfolio Manager

Cozad Small Cap Value Fund	2501 Galen Drive ● P.O. Box 3669 Champaign, Illinois 61826 (217) 356-8363 ● (800) 437-1686 FAX (217) 355-1359

Performance Discussion:

2016 was a year of market themes and largely factor and macro driven returns. For the one year ended December 31, 2016 COZIX returned +26.82%. Since our last shareholder communication in June, the Cozad Small Cap Value Fund I shares returned +19.33%. In the second half of the year, the Fund’s returns were a strong reflection of our management focus on behaviorally overlooked quality. While the Fund underperformed the Russell 2000 Value Index, our research-based white paper points clearly to the source of benchmark outperformance driven by companies which possess low-quality characteristics. In addition, our research shows that the index outperformed 80% of all managers. Intuitively, a benchmark should represent the average performer. This situation underscores the abnormal benchmark versus median manager return scenario in 2016.

Looking forward, we emphasize our belief that, while there is much positivity to support the market over the coming year, there are absolutely pockets where valuations have run too far ahead of fundamentals. For two years our position has been that a rising rate scenario will substantially shift investor focus to the inherent risk in rate sensitive capital structures. We argued that Value had been out of favor for an historically exceptional period of time. The market has behaviorally ignored quality, “boring” companies which have directly signaled undervaluation in favor of more exciting, and potentially riskier, growth themes. However, a negative environment is not an absolute requirement to refocus investor attention. Low market volatility as measured by the VIX, rising interest rates, and public policy dependent valuations are setting up 2017 to be a year where quality rises to the surface of an overall positive market.

Individual performance as measured by the largest contributors over the past year underscores our positioning. The Fund’s largest negative contributors were represented by GEO Group (GEO) -0.45%, Bristow Group (BRS) -0.38%, CBL Properties (CBL) -0.31%, SeaWorld (SEAS) -0.30%, and Dynegy (DYN) -0.27%, respectively. The Fund’s largest positive contributors to performance were clear reflections of the large recovery in Financials and, what has been coined, the “Trump Trade”. Specifically, the outperformers were Southwest Bancorp (OKSB) +1.16%, Oshkosh Corp (OSK) +1.05%, Old National Bancorp (ONB) +1.03%, First Commonwealth (FCF) +1.03%, and Hancock Holding (HBHC) +1.02%, respectively.

Cozad Asset Management, Inc. (“CAM”) maintains a stance consistent with its historical approach. Studies in behavioral finance demonstrate that there are predictable movements in stock prices. These movements are the possible result of inefficiencies in investor reaction to important corporate decisions, suggesting that investors underreact to important announcements. The strategy seeks long-term capital appreciation through the application of a robust body of academic research focused in behavioral finance with two goals of seeking to generate stable, consistent alpha by using key information signals and managing risk at or below the benchmark. CAM looks for stocks with a combination of the following qualities:

●	They exhibit positive information signals;

●	They are reasonably valued relative to peer companies; and

●	They possess strong balance sheets and have higher quality characteristics relative to peer companies.

Investment Team’s Outlook for 2017:

●	Value stocks should continue their strong performance relative to Growth as investor style preference continues its return to normalcy.

●	“Buy the Rumor. Sell the fact,” will be a near-term theme. The currently complacent market, measured by the VIX and supported by intangible policy promises, will witness a sharp rotation as physical earnings reports and outlooks do not reflect the built-in optimism.

●	There are both short and long-term implications of public policy on market valuations. The respective realization or lack thereof will be a dominant market driving factor. Of those, positive action on tax rates will be the most immediately supportive of broad valuations.

●	Long overdue, rising rates will continue to bolster financials and bring stretched and riskier capital structures sharply into focus.

●	Active selection of companies which have been signaling undervaluation and continued to display quality, long-term fundamentals will be the primary benefactors.

Past performance is no assurance of future results. Investors cannot directly invest in an index; unmanaged index returns do not reflect any fees, expenses or sales charges.

Mutual Funds involve risk, including possible loss of principal. The Adviser has a limited history of managing mutual funds for investors to evaluate. The Adviser’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect and may not produce the desired results. The price of small-capitalization company stocks may be subject to more abrupt market movements than larger, more established companies in general. The fund can have a higher portfolio turnover that can result in higher transactional costs and may result in higher taxes when the Funds shares are held in a taxable account.

Cozad Asset Management, Inc. and M Holdings Securities, Inc are not affiliated with Northern Lights Distributors.

Cozad Small Cap Value Fund	2501 Galen Drive ● P.O. Box 3669 Champaign, Illinois 61826 (217) 356-8363 ● (800) 437-1686 FAX (217) 355-1359

Important Definitions:

Alpha A risk-adjusted measure of the active return on investment. It is a measure of the manager’s contribution to performance. A positive annual Alpha indicates the portfolio outperformed the market on a risk-adjusted basis, and a negative Alpha indicates the portfolio underperformed in relation to the market.

S&P 500® Index An unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

Dow Jones Industrial A price-weighted average of 30 significant stocks traded on the New York Stock Exchange and the NASDAQ.

Russell 2000® An index comprised of the 2,000 smallest companies on the Russell 3000 list and offers investors access to small-cap companies. It is a widely recognized indicator of small capitalization company performance.

Citi Investment-Grade Bond Index (USBIG®) An index that tracks the performance of US Dollar-denominated bonds issued in the US investment-grade bond market. Introduced in 1985, the index includes US Treasury, government-sponsored, collateralized, and corporate debt and provides a reliable representation of the US investment-grade bond market.

6092-NLD-1/17/2017

COZAD SMALL CAP VALUE FUND
PORTFOLIO REVIEW (Unaudited)
December 31, 2016

The Fund’s performance figures* for the periods ended December 31, 2016, compared to its benchmark:

					Annualized	Annualized
			Annualized	Annualized	Inception**-	Inception***-
	Six months	One Year	Three Year	Five Year	December 31, 2016	December 31, 2016
Cozad Small Cap Value Fund – Class A	19.18%	26.53%	N/A	N/A	N/A	5.17%
Cozad Small Cap Value Fund – Class A with load	12.35%	19.25%	N/A	N/A	N/A	2.71%
Cozad Small Cap Value Fund – Class N	19.33%	26.82%	N/A	N/A	N/A	5.29%
Cozad Small Cap Value Fund – Class I****	19.33%	26.82%	5.70%	13.98%	13.37%	N/A
Russell 2000 Value Total Return*****	24.19%	31.74%	8.31%	15.07%	13.44%	8.24%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The returns would have been lower had the Advisor not waived its fees. The Fund’s total annual operating expenses, before any fee waiver, are 2.28% for Class A and Class N shares and 2.03% for Class I shares per the November 1, 2016 prospectus. Class A shares are subject to a maximum sales charge of 5.75%. For performance information current to the most recent month-end, please call toll-free 1-855-528-0707.

**	Inception date is September 30, 2010 for Class I shares.

***	Inception date is July 1, 2014 for Class A and N shares.

****	The Fund is the successor to the Cozad Small Cap Value Fund I, LP (the “Predecessor Fund”), which transferred its assets to the Fund in connection with the Fund’s commencement of operations as a mutual fund. The Predecessor Fund was managed by Cozad Asset Management, Inc., and has substantially similar investment objectives and strategies to those of the Fund. Class I performance includes the performance of the Predecessor Fund prior to the commencement of the Fund’s operations as a series of the Trust on July 1, 2014. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”). Had the Predecessor Fund been registered under the 1940 Act, the Predecessor Fund’s performance may have been adversely affected.

*****	The Russell 2000 Value Total Return measures the performance of Russell 2000 Index companies with lower price to-book ratios and lower forecasted growth values. The Russell 2000 Index measures smallest companies in the Russell 3,000 Index. You cannot invest directly in and Index.

COZAD SMALL CAP VALUE FUND
PORTFOLIO REVIEW (Unaudited)(Continued)
December 31, 2016

The Fund’s top industry sector and investment type were as follows as of December 31, 2016:

Industry Sector/lnvestment Type	% of Net Assets
Financial	40.2%
Industrial	13.8%
Consumer, Non-cyclical	11.4%
Consumer, Cyclical	10.6%
Utilities	5.4%
Technology	4.6%
Communications	4.2%
Energy	4.2%
Basic Materials	4.1%
Other Assets Less Liabilities	1.5%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

COZAD SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2016

Shares		Fair Value
	COMMON STOCKS - 98.5%
	AEROSPACE/DEFENSE - 1.3%
17,225	Triumph Group, Inc.	$456,462

	AIRLINES - 0.7%
4,200	Spirit Airlines, Inc. *	243,012

	APPAREL - 0.9%
1,100	Deckers Outdoor Corp. *	60,929
7,760	Unifi, Inc. *	253,209
		314,138
	AUTO PARTS & EQUIPMENT - 1.6%
5,430	Cooper Tire & Rubber Co.	210,955
6,750	Dana Holding Corp.	128,115
8,540	Tower International, Inc.	242,109
		581,179
	BANKS - 18.6%
30,530	Associated Banc-Corp.	754,091
50,335	First Commonwealth Financial Corp.	713,750
33,540	Fulton Financial Corp.	630,552
17,775	Hancock Holding Co.	766,102
6,550	International Bancshares Corp.	267,240
15,885	MB Financial, Inc.	750,249
58,270	Old National Bancorp.	1,057,600
13,800	Southwest Bancorp, Inc.	400,200
9,130	UMB Financial Corp.	704,106
19,720	Union Bankshares Corp.	704,793
		6,748,683
	BEVERAGES - 0.1%
250	The Boston Beer Co., Inc. *	42,463

	BIOTECHNOLOGY - 0.5%
11,500	Myriad Genetics, Inc.*	191,705

	BUILDING MATERIALS - 0.9%
12,400	Cree, Inc.*	327,236

	CHEMICALS - 1.0%
3,000	A Schulman, Inc.	100,350
7,700	Calgon Carbon Corp.	130,900
5,260	Stepan Co.	134,709
		365,959
	COMMERCIAL SERVICES - 4.1%
11,010	Korn/Ferry International	324,025
16,845	Liberty Tax, Inc.	225,723
9,285	McGrath RentCorp.	363,879
4,845	Morningstar, Inc.	356,398
10,500	Resources Connection, Inc.	202,125
		1,472,150

See accompanying notes to financial statements.

COZAD SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2016

Shares		Fair Value
	COMPUTERS - 2.8%
20,800	Brocade Communications Systems, Inc.	$259,792
2,800	Science Applications International Corp.	237,440
7,200	Syntel, Inc.	142,488
8,830	Tessera Holding Corp.	390,286
		1,030,006
	DISTRIBUTION/WHOLESALE - 0.5%
7,950	Essendant, Inc.	166,155

	DIVERSIFIED FINANCIAL SERVICES - 2.6%
12,820	Investment Technology Group, Inc.	253,067
9,985	Legg Mason, Inc.	298,651
4,700	Stifel Financial Corp.*	234,765
1,340	Virtus Investment Partners, Inc.	158,187
		944,670
	ELECTRIC - 2.6%
6,500	ALLETE, Inc.	417,235
9,900	Avista Corp.	395,901
15,450	Dynegy, Inc. *	130,707
		943,843
	ELECTRONICS - 1.9%
5,500	Methode Electronics, Inc.	227,425
28,120	Vishay Intertechnology, Inc.	455,544
		682,969
	ENGINEERING & CONSTRUCTION - 1.1%
17,515	Aegion Corp. *	415,106

	ENVIRONMENTAL CONTROL - 0.5%
4,480	Tetra Tech, Inc.	193,312

	FOOD - 2.6%
11,680	Dean Foods Co.	254,390
16,300	Flowers Foods, Inc.	325,511
3,340	Sanderson Farms, Inc.	314,762
420	TreeHouse Foods, Inc.*	30,320
		924,983
	FOREST PRODUCTS & PAPER - 1.3%
2,660	Clearwater Paper Corp. *	174,363
12,370	PH Glatfelter Co.	295,519
		469,882
	GAS - 2.0%
13,380	New Jersey Resources Corp.	474,990
3,250	Southwest Gas Corp.	249,015
		724,005
	HAND/MACHINE TOOLS - 0.3%
3,640	Kennametal, Inc.	113,786

See accompanying notes to financial statements.

COZAD SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2016

Shares		Fair Value
	HEALTHCARE PRODUCTS - 2.4%
15,700	Bruker Corp.	$332,526
3,950	Haemonetics Corp. *	158,790
9,140	Patterson Cos, Inc.	375,014
		866,330
	HEALTHCARE SERVICE - 0.8%
8,500	Air Methods Corp	270,725

	HOUSEWARES - 0.4%
3,080	Tupperware Brands Corp.	162,070

	INSURANCE - 3.7%
21,700	CNO Financial Group, Inc.	415,555
12,390	First American Financial Corp.	453,846
4,400	ProAssurance Corp.	247,280
12,800	Radian Group, Inc.	230,144
		1,346,825
	IRON & STEEL - 1.4%
6,050	Carpenter Technology Corp.	218,828
13,000	Commercial Metals Co.	283,140
		501,968
	MACHINERY - CONSTRUCTION & MINING - 2.1%
7,900	BWX Technologies, Inc.	313,630
1,900	Hyster-Yale Materials Handling Inc	121,163
5,220	Oshkosh Corp	337,264
		772,057
	MACHINERY - DIVERSIFIED - 2.3%
6,030	AGCO Corp.	348,896
13,500	Briggs & Stratton Corp.	300,510
2,575	Lindsay Corp.	192,121
		841,527
	MEDIA - 2.1%
14,250	Time, Inc.	254,362
24,821	TiVo Corp.	518,759
		773,121
	METAL FABRICATE/HARDWARE - 0.8%
6,400	LB Foster Co.	87,040
5,000	The Timken Co.	198,500
		285,540
	MINING - 0.4%
3,600	Materion Corp.	142,560

	MISCELLANEOUS MANUFACTURED - 1.0%
22,495	Federal Signal Corp.	351,147

	OIL & GAS - 0.7%
2,130	Murphy USA, Inc. *	130,931
4,750	PBF Energy Inc	132,430
		263,361

See accompanying notes to financial statements.

COZAD SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2016

Shares		Fair Value
	OIL & GAS SERVICES - 3.4%
13,370	Bristow Group, Inc.	$273,818
3,100	Forum Energy Technologies, Inc. *	68,200
9,045	Oil States International, Inc. *	352,755
3,895	SEACOR Holdings, Inc.*	277,636
16,745	Superior Energy Services, Inc.	282,655
		1,255,064
	PHARMACEUTICALS - 1.0%
10,280	Owens & Minor, Inc.	362,781

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 10.6%
50,865	Cousins Properties, Inc.	432,861
12,990	DuPont Fabros Technology, Inc.	570,651
21,645	Dynex Capital, Inc.	147,619
11,310	First Industrial Realty Trust, Inc.	317,245
5,650	Healthcare Realty Trust, Inc.	171,308
12,945	Hersha Hospitality Trust	278,318
4,175	Life Storage, Inc.	355,960
4,065	National Health Investors, Inc.	301,501
24,720	RLJ Lodging Trust	605,393
10,395	Ryman Hospitality Properties, Inc.	654,989
		3,835,845
	RETAIL - 5.9%
19,500	Bloomin’ Brands, Inc.	351,585
2,300	Bob Evans Farms, Inc.	122,383
3,255	Brinker International, Inc.	161,220
3,580	The Cheesecake Factory, Inc.	214,370
13,500	DSW, Inc.	305,775
17,860	Express, Inc.*	192,174
6,900	GameStop Corp.	174,294
3,700	Group 1 Automotive, Inc.	288,378
6,380	Haverty Furniture Cos, Inc.	151,206
3,350	Penske Automotive Group, Inc.	173,664
		2,135,049
	SAVING & LOANS - 4.7%
12,533	Berkshire Hills Bancorp, Inc.	461,841
18,030	Flushing Financial Corp.	529,902
13,520	Oritani Financial Corp.	253,500
13,820	Washington Federal, Inc.	474,717
		1,719,960
	SEMICONDUCTORS - 1.4%
1,695	Cavium, Inc.*	105,836
16,750	Teradyne, Inc.	425,450
		531,286
	SOFTWARE - 0.3%
3,230	Verint Systems, Inc.*	113,858

See accompanying notes to financial statements.

COZAD SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2016

Shares		Fair Value
	STORAGE/WAREHOUSING - 0.7%
8,140	Mobile Mini, Inc.	$246,235

	TELECOMMUNICATIONS - 2.1%
7,490	DigitalGlobe, Inc. *	214,588
27,775	Infinera Corp.	235,810
39,475	Windstream Holdings, Inc.	289,352
		739,750
	TRANSPORTATION - 1.1%
11,960	Heartland Express, Inc.	243,506
4,365	Matson, Inc.	154,477
		397,983
	TRUCKING & LEASING - 0.5%
4,000	The Greenbrier Cos, Inc.	166,200

	WATER - 0.8%
6,550	American States Water Co.	298,418

	TOTAL COMMON STOCKS (Cost $30,554,452)	35,731,364

	SHORT-TERM INVESTMENT - 1.3%
	MONEY MARKET FUND - 1.3%
486,039	Union Bank Institutional Trust, 0.30%** (Cost $486,039)	486,039

	TOTAL INVESTMENTS - 99.8% (Cost $31,040,491) (a)	$36,217,403
	OTHER ASSETS LESS LIABILITIES - 0.2%	65,201
	NET ASSETS - 100.0%	$36,282,604

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $31,491,339 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$6,115,168
Unrealized Depreciation:	(1,389,104)
Net Unrealized Appreciation:	$4,726,064

*	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on December 31, 2016.

REITS - Real Estate Investment Trusts

See accompanying notes to financial statements.

COZAD SMALL CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

December 31, 2016

ASSETS
Investment in securities at fair value (cost $31,040,491)	$36,217,403
Dividends and interest receivable	87,322
Prepaid Expenses & other assets	5,212
TOTAL ASSETS	36,309,937

LIABILITIES
Investment advisory fees payable	21,886
Distribution (12b-1) fees payable	130
Payable to related parties	1,726
Accrued expenses and other liabilities	3,591
TOTAL LIABILITIES	27,333
NET ASSETS	$36,282,604

Net Assets Consist Of:
Paid in capital	$31,701,602
Accumulated net investment income	12,354
Accumulated net realized loss from security transactions	(608,264)
Net unrealized appreciation on investments	5,176,912
NET ASSETS	$36,282,604

Net Asset Value Per Share:
Class A Shares:
Net Assets	$350,956
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	16,263
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$21.58
Maximum offering price per share (maximum sales charge of 5.75%)	$22.90

Class I Shares:
Net Assets	$35,931,625
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,663,309
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$21.60

Class N Shares:
Net Assets	$23	*
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$21.60

*	NAV may not recalculate due to rounding of shares.

See accompanying notes to financial statements.

COZAD SMALL CAP VALUE FUND

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended December 31, 2016

INVESTMENT INCOME
Dividends	$414,893
Interest	563
TOTAL INVESTMENT INCOME	415,456

EXPENSES
Investment advisory fees	210,621
Distribution (12b-1) fees:
Class A	377
Administrative services fees	24,625
Transfer agent fees	21,056
Accounting services fees	18,992
Audit fees	8,087
Compliance officer fees	6,848
Legal fees	6,528
Printing and postage expenses	6,042
Trustees fees and expenses	4,843
Registration fees	3,781
Custodian fees	2,514
Non 12b-1 shareholder servicing	2,016
Insurance expense	703
Other expenses	1,016
TOTAL EXPENSES	318,049

Less: Fees waived by the Adviser	(106,471)

NET EXPENSES	211,578
NET INVESTMENT INCOME	203,878

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from security transactions	901,502
Net change in unrealized appreciation on investments	4,734,187

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	5,635,689

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,839,567

See accompanying notes to financial statements.

COZAD SMALL CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31,	Year Ended
	2016	June 30,
	(Unaudited)	2016
FROM OPERATIONS
Net investment income	$203,878	$381,008
Net realized gain (loss) from security transactions	901,502	(1,428,428)
Distributions of capital gains from underlying investment companies	—	3,957
Net change in unrealized appreciation on investments	4,734,187	154,053
Net increase (decrease) in net assets resulting from operations	5,839,567	(889,410)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(95)	(4,450)
Class I	(9,713)	(455,754)
Class N	— **	— **
From net investment income:
Class A	(2,679)	(1,441)
Class I	(344,543)	(197,598)
Class N	— **	— **
Net decrease in net assets resulting from distributions to shareholders	(357,030)	(659,243)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	24,059	6,082
Class I	1,013,275	2,578,225
Net asset value of shares issued in reinvestment of distributions:
Class A	2,774	5,891
Class I	307,866	629,449
Payments for shares redeemed:
Class A	(2,000)	—
Class I	(461,667)	(1,568,672)
Net increase in net assets resulting from shares of beneficial interest	884,307	1,650,975

TOTAL INCREASE IN NET ASSETS	6,366,844	102,322

NET ASSETS
Beginning of Period	29,915,760	29,813,438
End of Period *	$36,282,604	$29,915,760
*Includes accumulated net investment income of:	$12,354	$155,698

**	Amount represents less than $0.50.

See accompanying notes to financial statements.

COZAD SMALL CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	December 31,	Year Ended
	2016	June 30,
	(Unaudited)	2016
SHARE ACTIVITY
Class A:
Shares Sold	1,207	318
Shares Reinvested	127	352
Shares Redeemed	(94)	—
Net increase in shares of beneficial interest outstanding	1,240	670

Class I:
Shares Sold	50,903	147,349
Shares Reinvested	14,135	37,534
Shares Redeemed	(23,122)	(89,969)
Net increase in shares of beneficial interest outstanding	41,916	94,914

See accompanying notes to financial statements.

COZAD SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2016		Year Ended	Year Ended
Class A	(unaudited)		June 30, 2016	June 30, 2015 (1)
Net asset value, beginning of period	$18.25		$19.32	$20.00
Activity from investment operations:
Net investment income (2)	0.10		0.20	0.24
Net realized and unrealized gain (loss) on investments	3.41		(0.87)	(0.56)
Total from investment operations	3.51		(0.67)	(0.32)

Less distributions from:
Net investment income	(0.17)		(0.10)	(0.14)
Net realized gains	(0.01)		(0.30)	(0.22)
Total distributions	(0.18)		(0.40)	(0.36)
Net asset value, end of period	$21.58		$18.25	$19.32

Total return (3)	19.18	% (8)	(3.28)%	(1.58)%
Net assets, at end of period (000s)	$351		$274	$277

Ratio of gross expenses to average net assets (4)(5)(6)	2.21%		2.28%	2.26%
Ratio of net expenses to average net assets (5)(6)	1.55%		1.55%	1.55%
Ratio of net investment income to average net assets (5)(6)(7)	1.03%		1.12%	1.23%
Portfolio Turnover Rate	38	% (8)	62%	70%

(1)	The Cozad Small Cap Value Fund’s Class A shares commenced operations on July 1, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

See accompanying notes to financial statements.

COZAD SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Six Months Ended
	December 31, 2016		Year Ended	Year Ended
Class I	(unaudited)		June 30, 2016	June 30, 2015 (1)
Net asset value, beginning of period	$18.28		$19.35	$20.00
Activity from investment operations:
Net investment income (2)	0.12		0.24	0.25
Net realized and unrealized gain (loss) on investments	3.42		(0.88)	(0.54)
Total from investment operations	3.54		(0.64)	(0.29)

Less distributions from:
Net investment income	(0.21)		(0.13)	(0.14)
Net realized gains	(0.01)		(0.30)	(0.22)
Total distributions	(0.22)		(0.43)	(0.36)
Net asset value, end of period	$21.60		$18.28	$19.35
Total return (3)	19.33	% (8)	(3.08)%	(1.43)%
Net assets, at end of period (000s)	$35,932		$29,642	$29,536

Ratio of gross expenses to average net assets (4)(5)(6)	1.96%		2.03%	2.01%
Ratio of net expenses to average net assets (5)(6)	1.30%		1.30%	1.30%
Ratio of net investment income to average net assets (5)(6)(7)	1.26%		1.37%	1.26%
Portfolio Turnover Rate	38	% (8)	62%	70%

(1)	The Cozad Small Cap Value Fund’s Class I shares commenced operations on July 1, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

See accompanying notes to financial statements.

COZAD SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Six Months Ended
	December 31, 2016		Year Ended	Year Ended
Class N	(unaudited)		June 30, 2016	June 30, 2015 (1)
Net asset value, beginning of period	$18.28		$19.35	$20.00
Activity from investment operations:
Net investment income (2)	0.16		0.30	0.25
Net realized and unrealized gain (loss) on investments	3.38		(0.97)	(0.54)
Total from investment operations	3.54		(0.67)	(0.29)

Less distributions from:
Net investment income	(0.21)		(0.10)	(0.14)
Net realized gains	(0.01)		(0.30)	(0.22)
Total distributions	(0.22)		(0.40)	(0.36)
Net asset value, end of period	$21.60		$18.28	$19.35

Total return (3)	19.33	% (9)	(3.26)%	(1.43)%
Net assets, at end of period (8)	$23		$19	$20

Ratio of gross expenses to average net assets (4)(5)(6)	2.21%		2.28%	2.26%
Ratio of net expenses to average net assets (5)(6)	1.55%		1.55%	1.55%
Ratio of net investment income to average net assets (5)(6)(7)	1.03%		1.12%	1.23%
Portfolio Turnover Rate	38	% (9)	62%	70%

(1)	The Cozad Small Cap Value Fund’s Class N shares commenced operations on July 1, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Actual net assets, not truncated.

(9)	Not annualized.

See accompanying notes to financial statements.

COZAD SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2016

1.	ORGANIZATION

The Cozad Small Cap Value Fund (the “Fund”), is a diversified series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011 under the laws of the state of Delaware. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The investment objective of the Fund is to seek capital appreciation.

The Fund acquired all of the assets and liabilities of the Cozad Small Cap Value Fund I, LP (“Predecessor Fund”), in a tax-free reorganization on July 1, 2014 (the “Reorganization”). The Predecessor Fund was a limited partnership organized on September 30, 2010. In connection with the Reorganization, shares of the Predecessor Fund were exchanged for Class I shares of the Fund on July 1, 2014.

The Fund currently offers Class A, Class I, and Class N shares. Class I, Class N shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in non-exchange traded open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

COZAD SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2016

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

COZAD SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2016

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 .

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2016 for the Fund’s assets measured at fair value:

COZAD SMALL CAP VALUE FUND
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$35,731,364	$—	$—	$35,731,364
Short-Term Investment	486,039	—	—	486,039
Total	$36,217,403	$—	$—	$36,217,403

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 2 or Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.

COZAD SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2016

Security Transactions and Related Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results from operations, or net asset value per share of the Fund. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax year 2015, or expected to be taken in the Fund’s 2016 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that Fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

COZAD SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2016

3.	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2016, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $12,711,384 and $12,082,864 respectively.

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH RELATED PARTIES

Cozad Asset Management, Inc. serves as the Fund’s Investment Adviser (the “Adviser”).

Pursuant to an Investment Advisory Agreement with the Trust, on behalf of the Fund (the “Advisory Agreement”), the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.30% of the Fund’s average daily net assets. For the six months ended December 31, 2016, the Fund incurred $210,621 in advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until October 31, 2017, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, taxes, or extraordinary expenses, such as litigation expense, not incurred in the ordinary course of the Fund’s business) do not exceed 1.55% per annum of Class A shares average daily net assets, 1.30% per annum of Class I average daily net assets, and 1.55% per annum of Class N shares average daily net assets (the “Expense Limitation”).

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Total Operating Expenses attributable to Class A, Class I and Class N shares are subsequently less than the Expense Limitation, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the lower of the Expense Limitation then in place or in place at the time of waiver. If the Operating Expenses subsequently exceed the Expense Limitation, the reimbursements shall be suspended. The Adviser may seek recoupment only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement upon 60 days written notice to the Adviser. For the six months ended December 31, 2016, the Adviser waived $106,471 under the Waiver Agreement.

The following amounts are subject to recapture by the Adviser by the following dates:

6/30/2018	6/30/2019
$193,749	$202,468

COZAD SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2016

Distributor – The Trust, on behalf of the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to Class A, and Class N, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. Pursuant to the Plans, $377 in distribution fees for Class A was incurred during the six months ended December 31, 2016.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. On sales of Class A shares for the six months ended December 31, 2016, the Distributor received $941 from front-end sales charges of which $128 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended June 30, 2016 and June 30, 2015 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	June 30, 2016	June 30, 2015
Ordinary Income	$199,039	$324,675
Long-Term Capital Gain	460,204	170,630
Return of Capital	—	—
	$659,243	$495,305

COZAD SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2016

As of June 30, 2016, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$145,309	$—	$(1,038,721)	$—	$—	$(8,123)	$(901,535)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized losses, and unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for real estate investment trusts, and C-Corporation return of capital distributions received.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $1,038,721.

Permanent book and tax differences, primarily attributable to the gains/(losses) adjustments due to conversion, and adjustments for real estate investment trusts, partnerships, and C-Corporation return of capital distributions, resulted in reclassifications for the year ended June 30, 2016 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(420,169)	$(42,729)	$462,898

6.	NEW ACCOUNTING PRONOUNCEMENTS

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Cozad Small Cap Value Fund
EXPENSE EXAMPLES (Unaudited)
December 31, 2016

As a shareholder of the Cozad Small Cap Value Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Cozad Small Cap Value Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2016 through December 31, 2016.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 7/1/16	Ending Account Value 12/31/16	Expense Paid During Period* 7/1/16 - 12/31/16	Expense Ratio During Period** 7/1/16 - 12/31/16
Class A	$1,000.00	$1,191.80	$8.56	1.55%
Class I	1,000.00	1,193.30	7.19	1.30%
Class N	1,000.00	1,193.30	8.57	1.55%

	Beginning	Ending	Expense Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	7/1/16	12/31/16	7/1/16 - 12/31/16	7/1/16 - 12/31/16
Class A	$1,000.00	$1,017.39	$7.88	1.55%
Class I	1,000.00	1,018.65	6.61	1.30%
Class N	1,000.00	1,017.39	7.88	1.55%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

**	Annualized

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡        sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡        affiliates from using your information to market to you

¡        sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-528-0707 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-528-0707.

INVESTMENT ADVISER
Cozad Asset Management, Inc.
2501 Galen Drive
Champaign, Illinois 61821

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 3/10/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 3/10/17

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 3/10/17